Revision of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Revision of Previously Issued Financial Statements
Revision of Previously Issued Financial Statements
In the second quarter of 2015, we identified an incorrect classification of certain revenues between legal entities, and as a consequence, we revised our income tax expense for periods beginning in 2008 through the first quarter of 2015 in the cumulative amount of $711 million. We have evaluated the materiality of the income tax expense impact quantitatively and qualitatively and concluded it was not material to any of the prior periods impacted and that correction of income tax expense as an out of period adjustment in the quarter ended June 30, 2015 is not material to our consolidated financial statements for the year ended December 31, 2015. Consolidated revenues are not impacted. We elected to revise previously issued consolidated financial statements contained within this Annual Report on Form 10-K for the periods impacted to correct the effect of this immaterial income tax expense underaccrual for the corresponding periods.
The following table presents the impact of these corrections on affected Consolidated Balance Sheet line items as of December 31, 2014 (in millions):

	As of December 31, 2014
	As Previously Reported (1)	Adjustment	As Revised
Selected Balance Sheets Data:
Income tax receivable, net	$1,298	$(707)	$591
Total current assets	79,363	(707)	78,656
Total assets	129,894	(707)	129,187
Income taxes payable, non-current	3,407	(67)	3,340
Retained earnings	75,706	(640)	75,066
Total stockholders' equity	104,500	(640)	103,860
Total liabilities and stockholders' equity	$129,894	$(707)	$129,187
(1)    Includes reclassifications of deferred tax assets and liabilities related to ASU 2015-17 “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes.” Refer to Note 1 for further information.
The following table presents the impact of these corrections on affected Consolidated Statements of Income line items, including net income per share amounts for Class A and B common stock and Class C capital stock, for the years ended December 31, 2013 and 2014 (in millions, except per share amounts):

	Year Ended December 31, 2013			Year Ended December 31, 2014
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Selected Statements of Income Data:
Provision for income taxes	$2,552	$187	$2,739	$3,331	$308	$3,639
Net income from continuing operations	13,347	(187)	$13,160	13,928	(308)	$13,620
Net income	12,920	(187)	$12,733	14,444	(308)	$14,136

Basic net income per share from continuing operations	$20.05	$(0.28)	$19.77	$20.61	$(0.46)	$20.15
Basic net income per share	19.41	(0.28)	19.13	21.37	(0.46)	20.91
Diluted net income per share from continuing operations	19.70	(0.28)	19.42	20.27	(0.45)	19.82
Diluted net income per share	$19.07	$(0.28)	$18.79	$21.02	$(0.45)	$20.57
The following table presents the impact of these corrections on affected Consolidated Statements of Comprehensive Income line items for the years ended December 31, 2013 and 2014 (in millions):

	Year Ended December 31, 2013			Year Ended December 31, 2014
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Selected Statements of Comprehensive Income Data:
Net income	12,920	(187)	12,733	14,444	(308)	14,136
Comprehensive income	12,507	(187)	12,320	14,346	(308)	14,038

The following table presents the impact of these corrections on affected Consolidated Statements of Cash Flows line items for the years ended December 31, 2013 and 2014 (in millions):

	Year Ended December 31, 2013			Year Ended December 31, 2014
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Selected Statements of Cash Flows Data:
Net income	$12,920	$(187)	12,733	$14,444	$(308)	$14,136
Changes in income taxes, net	401	187	588	283	308	591